Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended					1 Months Ended
	Dec. 31, 2013 Customer	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Customer A	Dec. 31, 2012 Customer A	Dec. 31, 2013 Class A common stock	Dec. 31, 2012 Class A common stock	Oct. 02, 2013 Class A common stock Initial Public Offering	Oct. 02, 2013 Class A common stock Subsequent Event Initial Public Offering
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Common stock, shares issued							9,201,000	0	8,545,000	8,545,000
Underwriters' overallotment option									1,125,000	1,125,000
Common stock shares sold									80,000	80,000
Sale of stock, price per share									$ 13.00	$ 13.00
Proceeds from issuance of initial public offering	$ 99,589,000									$ 103,309,000
Deferred offering costs										4,032,000
Accumulated deficit	129,755,000	83,657,000
Cash and cash equivalents	116,378,000	37,864,000	13,577,000	11,137,000
Impairment loss of assets	0	0	0
Concentration risk, percentage					68.00%	54.00%
Percentage of accounts receivable	10.00%	10.00%	10.00%
Concentration Risk, Number of Customers	0
Advertising Expense	22,943,000	21,915,000	13,046,000
Software development cost incurred	$ 1,317,000	$ 1,480,000